INTANGIBLE ASSETS, NET	6 Months Ended
Mar. 31, 2025
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

NOTE 7 — INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

March 31, 2025
Client list	$473,021
Subtotal	473,021
Less: accumulated amortization	(7,885)
Intangible assets, net	$465,137

The Company acquired a customer list from Netclass Japan and expects that it will be able to derive benefit from the information on the acquired customer list for at least one year but for no more than five years. Therefore, the Company recorded it as an intangible asset and amortized over 5 years, on a straight-line basis, from acquisition date. Amortization for the six months ended March 31, 2025 was $7,928.